[LETTERHEAD OF EATON VANCE DISTRIBUTORS, INC.]

November 13, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Eaton Vance Unit Trust – Series 1(the “Trust”)

File No. (333-207018) (CIK No. 1653425)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on November 9, 2015.

Very truly yours,

/s/ Frederick S. Marius
Frederick S. Marius
Vice President
Eaton Vance Distributors, Inc.